UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Burlingame Asset Management, LLC

Address:   One Market Street, Spear Street Tower, Suite 3750
           San Francisco, CA  94105


Form 13F File Number: 028-14884


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Blair E. Sanford
Title:  Managing Member
Phone:  415-490-2590

Signature,  Place,  and  Date  of  Signing:

/s/ Blair E. Sanford               San Francisco, California          8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $       83,130
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BANCORP INC DEL                    Common           05969A105      943   100,000 SH       SOLE                  100,000           0
CHENIERE ENERGY INC                Com New          16411R208       11    32,600 SH  PUT  SOLE                   32,600           0
CLAYTON WILLIAMS ENERGY ORD        Common           969490101    3,691    76,300 SH       SOLE                   76,300           0
SALESFORCE.COM INC                 Common           79466L302      923    20,000 SH  PUT  SOLE                   20,000           0
CVR ENERGY ORD                     Common           12662P108    1,737    65,357 SH       SOLE                   65,357           0
DIREXION SHS ETF                   Dly Tech Bull 3X 25459W110       11    47,100 SH  CALL SOLE                   47,100           0
DURECT ORD                         Common           266605104      112   123,253 SH       SOLE                  123,253           0
FERRELLAGAS PARTNERS L.P.          Unit Ltd Part    315293100       37    55,000 SH  PUT  SOLE                   55,000           0
FIRST CONN BANCORP INC MD COM      Common           319850103    1,620   120,000 SH       SOLE                  120,000           0
FUTUREFUEL - ORD                   Common           36116M106   10,374   987,028 SH       SOLE                  987,028           0
GAP ORD                            Common           364760108    1,877    68,600 SH       SOLE                   68,600           0
GENERAL MOTORS - ORD               Common           37045V100    5,033   255,200 SH       SOLE                  255,200           0
GYRODYNE COMPANY OF AMERICA REIT   Common           403820103    2,275    19,905 SH       SOLE                   19,905           0
HARVEST NATURAL RESOURCES ORD      Common           41754V103    3,518   411,456 SH       SOLE                  411,456           0
HILLTOP HLDGS INC COM              Common           432748101    2,062   200,000 SH       SOLE                  200,000           0
HALCON RES CORP                    Com New          40537Q209      502    72,200 SH  PUT  SOLE                   72,200           0
LONE PINE RESOURCES INC            Common           54222A106    2,528   919,100 SH       SOLE                  919,100           0
NABI BIOPHARMACEUTICALS ORD        Common           629519109      725   458,673 SH       SOLE                  458,673           0
NTS INC                            Common           62943B105    5,646 7,921,436 SH       SOLE                7,921,436           0
PAIN THERAPEUTICS INC              Common           69562K100   19,988 4,261,783 SH       SOLE                4,261,783           0
PIONEER NATIONAL RESOURCE ORD      Common           723787107      891    10,100 SH       SOLE                   10,100           0
QIHOO 360 TECHNOLOGY CO ADR        ADS              74734M109       69     4,000 SH       SOLE                    4,000           0
QIHOO 360 TECHNOLOGY CO ADR        ADS              74734M109      452    34,400 SH  PUT  SOLE                   34,400           0
RAMBUS INC RMBS 20140615 5.000000% NOTE 5.000% 6/1  750917AC0    4,062 4,100,000 PRN      SOLE                4,100,000           0
RICK'S CABARET INTL INC            Common           765641303      595    68,571 SH       SOLE                   68,571           0
TFS FINL CORP                      Common           87240R107    5,253   550,000 SH       SOLE                  550,000           0
UNITEK GLOBAL SERVICES ORD         COM PAR $.00002  91324T302      230    91,500 SH       SOLE                   91,500           0
WALMART STORES INC                 Common           931142103    3,625    52,000 SH       SOLE                   52,000           0
WALTER INVT MGMT CORP COM          Common           93317W102    1,172    50,000 SH       SOLE                   50,000           0
WPX ENERGY INC                     Common           98212B103    3,155   195,000 SH       SOLE                  195,000           0
YONG INTL INC                      Common           98607B106        5   100,000 SH  CALL SOLE                  100,000           0
YONG INTL INC                      Common           98607B106       10   100,000 SH  PUT  SOLE                  100,000           0
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